Alger Mid Cap 40 ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	56 Months Ended	58 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	12.74%	14.52%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%			6.57%
Alger Mid Cap 40 ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.87%			2.25%
Performance Inception Date	Feb. 26, 2021
Alger Mid Cap 40 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.80%			1.77%
Alger Mid Cap 40 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.64%			1.51%